Exhibit 99.1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E
CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR ASSET-BACKED SECURITIES

Pursuant to 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o-7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1.	Identity of the person providing third-party due diligence services

KPMG LLP
20 Pacifica, Suite 700
Irvine, California 92618

Item 2.	Identity of the person who paid the person to provide third-party due diligence services

North Texas Higher Education Authority, Inc.
4381 W. Green Oaks Boulevard, Suite 200
Arlington, Texas 76016

Item 3.	Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

KPMG LLP was not engaged to perform procedures that were intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization.

Item 4.	Description of the due diligence performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable, computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading “Item 4.” Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

The Report contains a description of the following (numbers correspond to the requested description items):

(1)
See attached Independent Accountants’ Report on Applying Agreed-Upon Procedures dated August 18, 2021, pertaining to North Texas Higher Education Authority, Inc. Taxable Student Loan Asset-Backed Notes, Series 2021-1.

(2)
See attached Independent Accountants’ Report on Applying Agreed-Upon Procedures dated August 18, 2021, pertaining to North Texas Higher Education Authority, Inc. Taxable Student Loan Asset-Backed Notes, Series 2021-1.

(3)
See attached Independent Accountants’ Report on Applying Agreed-Upon Procedures dated August 18, 2021, pertaining to North Texas Higher Education Authority, Inc. Taxable Student Loan Asset-Backed Notes, Series 2021-1.

(4)
See attached Independent Accountants’ Report on Applying Agreed-Upon Procedures dated August 18, 2021, pertaining to North Texas Higher Education Authority, Inc. Taxable Student Loan Asset-Backed Notes, Series 2021-1.

(5)	Not applicable

(6)	Not applicable

(7)	Not applicable

(8)	None

Item 5.	Summary of findings and conclusions of review

Provide a summary of the findings and conclusions that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in Item 2. This summary should be attached to the Form and contain the heading “Item 5.”

The findings can be found in the attached Independent Accountants’ Report on Applying Agreed-Upon Procedures dated August 18, 2021.  Consistent with American Institute of Certified Public Accountants attestation standards, there were no conclusions that resulted from the due diligence services.  KPMG LLP was not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File (as defined in the attached Independent Accountants’ Report on Applying Agreed-Upon Procedures dated August 18, 2021, pertaining to North Texas Higher Education Authority, Inc. Taxable Student Loan Asset-Backed Notes, Series 2021-1).

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Item 4 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

For purposes of this certification, consistent with attestation standards established by the American Institute of Certified Public Accountants, we were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File (as defined in the attached Independent Accountants’ Report on Applying Agreed-Upon Procedures dated August 18, 2021, pertaining to North Texas Higher Education Authority, Inc. Taxable Student Loan Asset-Backed Notes, Series 2021-1).

Name of Person Identified in Item 1:	KPMG LLP

By:	Cindy H. Tjoe, Managing Director	/s/ Cindy H. Tjoe
(Print name of duly authorized person)		(Signature)

Date: August 18, 2021

Independent Accountants’ Report on Applying Agreed-Upon Procedures

North Texas Higher Education Authority, Inc. (the “Authority”)
BofA Securities, Inc.
(together, the “Specified Parties”)

Re: North Texas Higher Education Authority, Inc. Taxable Student Loan Asset-Backed Notes, Series 2021-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “KPMG_20210630-1st financing only.csv,” provided by the Authority on July 12, 2021, containing information on 62,998 student loans (the “Student Loans”) as of June 30, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering by North Texas Higher Education Authority, Inc. Taxable Student Loan Asset-Backed Notes, 2021-1. The Authority is responsible for the specified attributes identified by the Authority in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes.  We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•
The term “System Screen Shots” means the following electronic screenshots provided by the Authority containing information from the Authority’s servicing system and other third party servicing systems for the Selected Student Loans (defined below):  Helium Screen Shots, Helium Incentives Screen, EdFinancial Screen Shots, Inquire Loan File Screen, Display Borrower Screen, Display Loan History Detail Screen, and Inquire Group File Screen.

•
The term “Federal Student Aid Variable Rate Charts” means an electronic file entitled “FFEL Rates 2020-2021.pdf,” provided by the Authority on July 22, 2021, containing charts showing the variable interest rates applicable to the Federal Stafford, Federal SLS, Federal PLUS, and Federal Consolidation loan programs for the period July 1, 2020 to June 30, 2021.

•
The term “Title IV Federal School Code List” means a list identifying schools and school codes in the United States participating in the Title IV federal student aid programs that we were instructed by the Authority to download from the “Federal Student Aid Website” (https://www2.ed.go/offices/OSFAP/PEPS/ dataextracts.html) on July 22, 2021.

•
The term “Loan Type Mapping Descriptions” means descriptions provided by the Authority listed in Exhibit C to this report, containing the mapping of loan type listed in the Data File to the equivalent description in the System Screen Shots.

•
The term “Repayment Schedule Mapping Descriptions” means descriptions provided by the Authority listed in Exhibit D to this report, containing the mapping of repayment schedule type listed in the Data File to the equivalent description in the Inquire Group File Screen.

•
The term “Sources” means the System Screen Shots, Federal Student Aid Variable Rate Charts, Title IV Federal School Code List, Loan Type Mapping Descriptions, and Repayment Schedule Mapping Descriptions.

•	The term “Instructions” means the instructions provided by the Authority pertaining to a procedure, attribute, or methodology, as described in Exhibit B.

•	The term “Provided Information” means the Sources and Instructions.

The procedures we were instructed by the Authority to perform and the associated findings are as follows:

A.
We randomly selected a sample of 100 Student Loans from the Data File (the “Selected Student Loans”). A listing of the Selected Student Loans is attached hereto as Exhibit A.  For purposes of this procedure, the Authority did not inform us of the basis they used to determine the number of Student Loans we were instructed to randomly select from the Data File.

B.
For each Selected Student Loan, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data File to the Loan File for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

Attribute	Sources / Instructions

Loan Type	Helium Screen Shots, EdFinancial Screen Shots, Inquire Loan File Screen, and Instructions

Current Interest Rate	Helium Screen Shots, EdFinancial Screen Shots, Inquire Loan File Screen, Helium Incentives Screen, and Instructions

Current Loan Balance	Helium Screen Shots, EdFinancial Screen Shots, Inquire Loan File Screen, Display Loan History Detail Screen, and Instructions

First Disbursement Date	Helium Screen Shots, EdFinancial Screen Shots, and Inquire Loan File Screen

Loan Status	Helium Screen Shots, EdFinancial Screen Shots, and Inquire Loan File Screen

2

Attribute	Sources / Instructions

State	Helium Screen Shots, EdFinancial Screen Shots, Display Borrower Groups Screen, and Instructions

School Type	Helium Screen Shots, EdFinancial Screen Shots, Inquire Loan File Screen, Title IV Federal School Code List, and Instructions

Repayment Begin Date	Helium Screen Shots, EdFinancial Screen Shots, and Inquire Loan File Screen

Repayment Schedule Type	Helium Screen Shots, EdFinancial Screen Shots, Inquire Group File Screen, and Instructions

We were engaged by the Authority to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Authority and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Authority (ii) the physical existence of the [underlying assets], (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such [underlying assets] being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the [underlying assets] that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP
Irvine, California
August 18, 2021

3

Exhibit A
The Selected Student Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
1	20211001	51	20211051
2	20211002	52	20211052
3	20211003	53	20211053
4	20211004	54	20211054
5	20211005	55	20211055
6	20211006	56	20211056
7	20211007	57	20211057
8	20211008	58	20211058
9	20211009	59	20211059
10	20211010	60	20211060
11	20211011	61	20211061
12	20211012	62	20211062
13	20211013	63	20211063
14	20211014	64	20211064
15	20211015	65	20211065
16	20211016	66	20211066
17	20211017	67	20211067
18	20211018	68	20211068
19	20211019	69	20211069
20	20211020	70	20211070
21	20211021	71	20211071
22	20211022	72	20211072
23	20211023	73	20211073
24	20211024	74	20211074
25	20211025	75	20211075
26	20211026	76	20211076
27	20211027	77	20211077
28	20211028	78	20211078
29	20211029	79	20211079
30	20211030	80	20211080
31	20211031	81	20211081
32	20211032	82	20211082
33	20211033	83	20211083
34	20211034	84	20211084
35	20211035	85	20211085
36	20211036	86	20211086
37	20211037	87	20211087
38	20211038	88	20211088
39	20211039	89	20211089
40	20211040	90	20211090
41	20211041	91	20211091
42	20211042	92	20211092
43	20211043	93	20211093
44	20211044	94	20211094
45	20211045	95	20211095
46	20211046	96	20211096
47	20211047	97	20211097
48	20211048	98	20211098
49	20211049	99	20211099
50	20211050	100	20211100

Note:	The Authority has assigned a unique Loan ID number to each Student Loan in the Data Files. The Student Loan Numbers referred to in this Exhibit are not the Loan ID numbers.

A-1

Exhibit B
Instructions

Attributes	Instructions
Loan Type	Compare the Loan Type on the Helium Screen Shots, EdFinancial Screen Shots, or Inquire Loan File Screen, as applicable, utilizing the Loan Type Mapping Descriptions.
Current Interest Rate
Compare the Current Interest Rate as follows (instructions are listed in order of priority):

a)    Compare to the Interest Rate field on the Helium Screen Shots, EdFinancial Screen Shots, or Inquire Loan File Screen, as applicable.

b)    Recompute the Current Interest Rate by adding the Interest Rate field on the Helium Screen Shots to the “AutoDebit IntRate Reduc” field on the Helium Incentives Screen.

c)    If the Loan Type in the data file is “G” or “U”, compare the applicable “INTEREST RATE FOR THE PERIOD 7/1/20 – 6/30/21” field in the “FFEL Regular Variable-rate Stafford Loan Interest Rates for the Period July 1, 2020 through June 30, 2021” chart found in the Federal Student Aid Variable Rate Charts. The applicable field is found by mapping the First Disbursement Date field in the Data File to the corresponding “First Disbursement Made On or After” and “First Disbursement Made Before” cohorts.

Current Loan Balance
Compare the Current Loan Balance on the Helium Screen Shots, EdFinancial Screen Shots, or Inquire Loan File Screen, as applicable. In the event the Current Loan Balance does not agree, compare the Current Loan Balance in the Data File to the “PRINCIPAL” field on the loan Display Loan Historical Detail Screen utilizing only account activity information that occurred on or prior to June 30, 2021.

State	State is considered to be “NULL” if the United States is not the country listed in the address of the Helium Screen Shots.
School Type
Locate the School Code in the Helium Screen Shots, EdFinancial Screen Shots, or Inquire Loan File Screen, as applicable, and follow the below instructions (listed in order of priority):

a)    Find the “SCH TYPE” field in Title IV Federal School Code List by mapping the School Code to the “OPE ID” field in the Title IV Federal School Code List. If the “SCH TYPE” field is “3” or “7”, the School Type is “PR”.

b)    Find the “PGM LENGTH” field in the Title IV Federal School Code List by mapping the School Code to the “OEP ID” field in the Title IV Federal School Code List. If the “PGM LENGTH” field is between “00” and “05”, the School Type is “2Y”. If the “PGM LENGTH” field is between “06 and “12”, the School Type is “4Y”.

c)    If the School Code is “000000-00”, the School Type is “UN”.

Repayment Schedule Type
Compare the Repayment Schedule as follows (instructions are listed in order of priority):

a)    Compare the Repayment Schedule Type on the Helium Screen Shots or EdFinancial Screen Shots, as applicable.

b)    Compare the Repayment Schedule Type on the Inquire Group File Screen utilizing the Repayment Schedule Mapping Descriptions.

B-1

Exhibit C
Loan Type Mapping Descriptions

Loan Type
Per System Screen Shots	Per Data File
CL	C
CONS	C
SF	G
STAF	G
SU	U
STAU	U
GB	M
GRAD	M
PL	P
PLUS	P

C-1

Exhibit D
Repayment Schedule Mapping Descriptions

Repayment Schedule Type
Per Inquire Group File Screen	Per Data File
E	Extended
G	Graduated
X	Graduated Extended
F	IBR - PFH
P	IBR - PS
I	Income Sensitive
[Null]	Standard

D-1